INTANGIBLE ASSETS - Schedule of Net Amounts (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	$ 3,238	$ 3,102
Cost
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	4,476	4,207	$ 3,762
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	$ (1,238)	$ (1,105)	$ (870)